September 20, 2012

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington D.C. 20549

Re:       Principal Funds, Inc.

            PRE 14A

File No.  811-07572

Dear Sir or Madam,

Principal Funds, Inc. (the “Registrant”) is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission (the “Commission”) a Preliminary 14A proxy statement (the “Proxy Statement”).

The Proxy Statement is being filed to solicit shareholders of the Global Diversified Income Fund (a series of Principal Funds, Inc) to approve a new sub-advisory agreement with Post Advisory Group, LLC (“Post”). It is our intent to file the Definitive 14A on October 1, 2012.

Please call me at 515-235-9328 or Jennifer Mills at 515-235-9154 if you have any questions.

Sincerely,

/s/ Adam U. Shaikh

Adam U Shaikh

Assistant Counsel, Registrant